SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Total convertible notes payable	$ 27,000,000	$ 30,050,000	$ 150,000
Less: unamortized debt discount and deferred financing costs	17,396,771	20,151,230	15,607
Convertible debt	9,603,229	9,898,770	134,393
Less: current portion of convertible notes payable	9,603,229	9,898,770	99,631
Long-term convertible notes payable			34,762
Maturity One [Member]
Short-Term Debt [Line Items]
Convertible notes issuance date	April 2021	April 2021
Convertible notes issuance date	April 2024	April 2024
Convertible notes interest rate	8.00%	8.00%
Conversion price (per share)	$ 0.20	$ 0.20
Total convertible notes payable		$ 30,000,000
Maturity Two [Member]
Short-Term Debt [Line Items]
Convertible notes issuance date	October 2017		October 2017
Convertible notes issuance date	October 2022	October 2022
Convertible notes interest rate	12.00%	12.00%
Conversion price (per share)	$ 0.15	$ 0.15
Total convertible notes payable		$ 50,000	$ 50,000
Maturity Three [Member]
Short-Term Debt [Line Items]
Convertible notes issuance date	September 2022	April 2018
Convertible notes issuance date	September 2024	April 2021
Convertible notes interest rate	8.00%	0.00%
Conversion price (per share)	$ 0.03	$ 0.01
Total convertible notes payable	$ 27,000,000		$ 100,000